Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
As at September 30, 2018 and December 31, 2017, the Company’s accumulated other comprehensive income (loss) (or AOCI) consisted of the following components:

	September 30,	December 31,
	2018	2017
	$	$
Unrealized gain on qualifying cash flow hedging instruments	6,007	1,409
Pension adjustments, net of tax recoveries	(2,426)	(10,697)
Foreign exchange gain on currency translation	4,138	3,293
	7,719	(5,995)